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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Income Trust

Intermediate Income Fund

Portfolio of Investments -- September 30, 2005 (unaudited)

Credit Rating				Principal	Market
Moody's	S&P			Amount	Value

		CORPORATE DEBT SECURITIES: 62.5% of net assets

		CONSUMER STAPLES:	6.2%
A2	A	Coca-Cola Enterprise, 5.25%, 5/15/07		150,000	151,710
A3	BBB+	Kraft Foods Inc, 4.625% 11/1/06		200,000	200,121

		ENERGY:	1.8%
Ba3	BB+	Oryx Energy Company, 8.125%, 10/15/05		100,000	100,000

		FINANCIALS:	9.0%
A3	A	Countrywide Home Loan, 5.625% 5/15/07		150,000	152,233
A1	A	Household Finance Co, 7.875%, 3/1/07		150,000	156,634
A1	AA-	International Lease Finance, 4.875%, 9/1/10		200,000	199,236

		HEALTH CARE:	3.1%
Ba2	BB+	Amerisourcebergen Co, 8.125%, 9/1/08		125,000
A2	A	United Healthcare Group, 5%, 8/15/14		175,000	176,173

		INDUSTRIAL:	17.1%
Baa3	BBB-	American Standard, 7.375%, 2/1/08		175,000	184,113
A2	A	CIT Group Inc, 5.75%, 9/25/07		150,000	153,090
A3	BBB	Daimler Chrysler, 7.2%, 9/1/09		170,000	181,517
Baa3	BB+	Ford Motor Credit, 6.875%, 2/1/06		100,000	100,417
Ba2	BB+	Lear Corp, 8.11%, 5/15/09		40,000	39,811
Baa3	BBB-	Lubrizol Corp, 4.625%, 10/1/09		150,000	147,589
Baa3	BBB-	YUM! Brands Inc, 7.65%, 5/15/08		150,000	160,248

		INSURANCE:	6.4%
Baa3	BBB-	Markel Corp, 6.8%, 2/15/13		150,000	158,842
A1	A	MGIC Investment Corp, 6.0%, 3/15/07		200,000	203,484

		RETAILERS-APPAREL:	2.7%
Baa3	BBB-	Gap Inc, 6.9%, 9/15/07		150,000	154,778

		TECHNOLOGY:	7.2%
A3	A	Computer Sciences Co., 3.5%, 4/15/08		200,000	194,293
A3	BBB	Lexmark International, 6.75%, 5/15/08		200,000	208,733

		TELECOMMUNICATIONS:	8.5%
Baa2	BBB+	AT&T Broadband, 8.375%, 3/15/13		181,000	214,459
Baa2	A-	Sprint Capital Corp, 6.125%, 11/15/07		100,000	103,916
A3	A+	Verizon New England, 6.5%, 9/15/11		150,000	159,832

		UTILITIES:	0.5%
A2	BBB+	Wisconsin Power & Light, 7.625%, 3/1/10		25,000	27,597

		TOTAL CORPORATE DEBT SECURITIES (Cost $3,482,581)			$3,528,826

		COLLATERALIZED MORTGAGE OBLIGATIONS: 3.1% of net assets

Aaa	AAA	Federal National Mortgage Association, Mortgage Pool #636758, 6.5%, 5/1/32		57,338	59,097
Aaa	AAA	Federal National Mortgage Association, Mortgage Pool #725341, 5%, 2/1/19		115,871	115,682

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $174,989)			$174,779

		US GOVERNMENT & AGENCY OBLIGATIONS: 30.6% of net assets

Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08		500,000	493,498
Aaa	AAA	Freddie Mac, 4.875%, 3/15/07		150,000	151,121
Aaa	AAA	Freddie Mac, 3.875%, 1/12/09		150,000	146,948
Aaa	AAA	US Treasury Note, 3.375%, 2/15/08		350,000	343,793
Aaa	AAA	US Treasury Note, 4.0%, 3/15/10		350,000	346,993
Aaa	AAA	US Treasury Note, 5.0%, 8/15/11		235,000	244,263

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,738,922)			$1,726,616

		REPURCHASE AGREEMENT: 2.9% of net assets
		With Morgan Stanley and Company issued 9/30/05 at 3.14%, due 10/03/05, collateralized by $165,037 in United States Treasury Note due 8/15/26. Proceeds at maturity are $161,042 (Cost $161,000).			$161,000

		TOTAL INVESTMENTS: 99.1% of net assets (Cost $5,557,492)			$5,591,221

		CASH AND RECEIVABLES LESS LIABILITIES: 0.9% of net assets			50,842

		NET ASSETS: 100.00%			$5,642,063

Mosaic Income Trust

Government Fund

Portfolio of Investments - September 30, 2005 (unaudited)

Credit Rating				Principal	Market
Moody's	S&P			Amount	Value

		US GOVERNMENT & AGENCY OBLIGATIONS: 94.2% of net assets

		US GOVERNMENT AGENCY NOTES:	48.2%
Aaa	AAA	Fannie Mae, 4.2%, 3/24/08		250,000	247,929
Aaa	AAA	Freddie Mac, 5.25%, 1/15/06		165,000	165,554
Aaa	AAA	Freddie Mac, 4.875%, 3/15/07		150,000	151,121
Aaa	AAA	Freddie Mac, 3.5%, 9/15/07		100,000	98,503
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08		250,000	255,084
Aaa	AAA	Freddie Mac, 3.875%, 1/12/09		155,000	151,847
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11		300,000	314,352
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08		200,000	197,399

		US TREASURY NOTES:	28.6%

Aaa	AAA	US Treasury Notes, 4.625%, 5/15/06		200,000	200,758
Aaa	AAA	US Treasury Notes, 4.75%, 11/15/08		275,000	279,501
Aaa	AAA	US Treasury Notes, 4%, 6/15/09		225,000	223,524
Aaa	AAA	US Treasury Notes, 5%, 8/15/11		225,000	233,868

		MORTGAGE BACKED SECURITIES:	17.4%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18		96,236	97,741
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18		148,344	148,102
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32		43,003	44,322
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32		35,936	37,039
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32		64,764	65,884
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E57247, 6.5%, 3/1/09		41,926	43,315
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E90778, 5.5%, 8/1/17		70,806	71,891
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #C01364, 6.5%, 6/1/32		38,989	40,146
Aaa	AAA	Government National Mortgage Association II, Guaranteed Pass Through Certificates #2483, 7%, 9/20/27		21,169	22,203

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,135,785)			$3,090,083

		REPURCHASE AGREEMENT: 5% of net assets
		With Morgan Stanley and Company issued 9/30/05 at 3.14%, due 10/03/05, collateralized by $168,112 in United States Treasury Note due 8/15/26. Proceeds at maturity are $164,043 (Cost $164,000).			$164,000

		TOTAL INVESTMENTS: 99.2% of net assets (Cost $3,299,785)			$3,254,083

		CASH AND RECEIVABLES LESS LIABILITIES: 0.8% of net assets			24,617

		NET ASSETS: 100.00%			$3,278,700

Mosaic Income Trust

Institutional Bond Fund

Portfolio of Investments - September 30, 2005 (unaudited)

Credit Rating
Moody's	S&P			Principal Amount	Market Value

		DEBT INSTRUMENTS: 96.9% of net assets

		Corporate Obligations:	50.6%
A1	A+	American Express, 5.50%, 9/12/06		155,000	156,471
Aa3	A+	Bank One Corp, 6.875%, 8/1/06		150,000	152,787
Aa1	AA-	Citigroup Inc, 5.75%, 5/10/06		200,000	197,361
A2	A	Coca-Cola Enterprise, 5.25%, 5/15/07		200,000	202,281
A3	A-	CONOCO Inc, 6.35%, 4/15/09		205,000	216,801
A3	A	Countrywide Home Loan, 5.625%, 5/15/07		175,000	177,605
A1	A+	First Data Corporation, 4.7%, 8/01/13		175,000	171,759
Aaa	AAA	General Electric Capital Corp, 4.25%, 6/15/12		250,000	241,016
Aa3	A+	Goldman Sachs, 6.65%, 5/15/09		185,000	196,541
A3	A-	Hewlett-Packard Co., 5.5%, 7/1/07		200,000	203,144
A1	A	Household Finance Co, 7.875%, 3/1/07		185,000	193,182
A1	A+	IBM Corp, 4.75%, 11/29/12		150,000	150,323
A1	AA-	International Lease Finance, 4.875%, 9/1/10		200,000	199,236
Aa3	A+	Merrill Lynch, 7%, 1/15/07		200,000	206,098
Aa3	A+	Morgan Stanley Dean Witter, 3.625%, 4/1/08		170,000	166,047
Aa3	A+	Nationsbank Corp, 7.5%, 9/15/06		200,000	205,395
Aa3	AA	Texaco Capital Inc, 5.5%, 1/15/09		150,000	155,804
A2	A	Texas Instruments, 6.125%, 2/1/06		160,000	160,791
Aa2	A+	US Bancorp, 5.1%, 7/15/07		200,000	201,827
A0	A	WPS Resources Corp, 7%, 11/1/08		150,000	162,247
Aa2	AA	Wal-Mart Stores, 4.55%, 5/1/13		150,000	148,058

		US Government & Agency Obligations:	46.3%
Aaa	AAA	Fannie Mae, 5.25%, 4/15/07		700,000	709,072
Aaa	AAA	Freddie Mac, 3.625%, 9/15/08		425,000	416,058
Aaa	AAA	US Treasury Notes, 4.625%,5/15/06		600,000	602,274
Aaa	AAA	US Treasury Notes, 4.75%,11/15/08		600,000	609,821
Aaa	AAA	US Treasury Notes, 3.625%, 1/15/10		700,000	684,059
Aaa	AAA	US Treasury Notes, 4.875%, 2/15/12		500,000	517,012

		TOTAL DEBT INSTRUMENTS (Cost $7,460,653)			$7,403,070

		REPURCHASE AGREEMENT: 1.8% of net assets
		With Morgan Stanley and Company issued 9/30/05 at 3.14%, due 10/03/05, collateralized by $139,410 in United States Treasury Notes due 8/15/26. Proceeds at maturity are $136,036 (Cost $136,000).			136,000

		TOTAL INVESTMENTS: 98.7% of net assets (Cost $7,596,653)			$7,539,070

		CASH AND RECEIVABLES LESS LIABILITIES: 1.3% of net assets			97,905

		NET ASSETS: 100.00%			$7,636,975

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: November 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: November 1, 2005

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 1, 2005